Revenue from Contracts with Customers - Summary of Disaggregation of Revenue by Sales Channels (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 574,330	€ 481,244	€ 936,049	€ 784,168
B2B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	432,484	362,524	614,529	502,934
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	140,705	117,773	319,222	278,428
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 1,141	€ 947	€ 2,298	€ 2,806